Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Fax: 484-583-8448

Email:  lisa.matson@lfg.com

VIA EDGAR

May 2, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Registrant”)

File Nos.:        811-08090 and 033-70742

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statements of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 145 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective April 30, 2013.

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 484-583-8083.

Sincerely,

/s/ Lisa Matson

Lisa L.B. Matson

Senior Counsel—Funds Management

cc:	Jill R. Whitelaw, Chief Counsel